Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000174122 | Samsung Electronics9254585
Holdings [Line Items]
Percent of Total Investments	4.20%
C000174122 | Taiwan Semiconductor Manufacturing9254625
Holdings [Line Items]
Percent of Total Investments	4.20%
C000174122 | Tencent Holdings9254551
Holdings [Line Items]
Percent of Total Investments	3.50%
C000174122 | Alibaba Group Holding9254523
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174122 | Kia9254582
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174122 | Petroleo Brasileiro - Petrobras9254441
Holdings [Line Items]
Percent of Total Investments	3.30%
C000174122 | BYD9254525
Holdings [Line Items]
Percent of Total Investments	3.10%
C000174122 | Vale9254449
Holdings [Line Items]
Percent of Total Investments	3.10%
C000174122 | Contemporary Amperex Technology9254489
Holdings [Line Items]
Percent of Total Investments	2.90%
C000174122 | Sociedad Quimica y Minera de Chile9254443
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174122 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174122 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174122 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174122 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174122 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174122 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174122 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174122 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174122 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174122 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000174122 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000174122 | China
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000174121 | Samsung Electronics9254585
Holdings [Line Items]
Percent of Total Investments	4.20%
C000174121 | Taiwan Semiconductor Manufacturing9254625
Holdings [Line Items]
Percent of Total Investments	4.20%
C000174121 | Tencent Holdings9254551
Holdings [Line Items]
Percent of Total Investments	3.50%
C000174121 | Alibaba Group Holding9254523
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174121 | Kia9254582
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174121 | Petroleo Brasileiro - Petrobras9254441
Holdings [Line Items]
Percent of Total Investments	3.30%
C000174121 | BYD9254525
Holdings [Line Items]
Percent of Total Investments	3.10%
C000174121 | Vale9254449
Holdings [Line Items]
Percent of Total Investments	3.10%
C000174121 | Contemporary Amperex Technology9254489
Holdings [Line Items]
Percent of Total Investments	2.90%
C000174121 | Sociedad Quimica y Minera de Chile9254443
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174121 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174121 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174121 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174121 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174121 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174121 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174121 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174121 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174121 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174121 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000174121 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000174121 | China
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000253898 | EDP Renovaveis SA9254402
Holdings [Line Items]
Percent of Total Investments	6.20%
C000253898 | Clearway Energy Inc9254320
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253898 | NextEra Energy Inc9254331
Holdings [Line Items]
Percent of Total Investments	5.20%
C000253898 | BKW AG9254367
Holdings [Line Items]
Percent of Total Investments	4.80%
C000253898 | Dominion Energy Inc9254326
Holdings [Line Items]
Percent of Total Investments	4.70%
C000253898 | ReNew Energy Global PLC9254340
Holdings [Line Items]
Percent of Total Investments	4.20%
C000253898 | ERG SPA9254395
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253898 | Enel SPA9254394
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253898 | Exelon Corp9254329
Holdings [Line Items]
Percent of Total Investments	4.00%
C000253898 | Algonquin Power & Utilities9254312
Holdings [Line Items]
Percent of Total Investments	3.80%
C000253898 | India
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253898 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253898 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253898 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253898 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253898 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253898 | Spain
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253898 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253898 | United States
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000253897 | EDP Renovaveis SA9254402
Holdings [Line Items]
Percent of Total Investments	6.20%
C000253897 | Clearway Energy Inc9254320
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253897 | NextEra Energy Inc9254331
Holdings [Line Items]
Percent of Total Investments	5.20%
C000253897 | BKW AG9254367
Holdings [Line Items]
Percent of Total Investments	4.80%
C000253897 | Dominion Energy Inc9254326
Holdings [Line Items]
Percent of Total Investments	4.70%
C000253897 | ReNew Energy Global PLC9254340
Holdings [Line Items]
Percent of Total Investments	4.20%
C000253897 | ERG SPA9254395
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253897 | Enel SPA9254394
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253897 | Exelon Corp9254329
Holdings [Line Items]
Percent of Total Investments	4.00%
C000253897 | Algonquin Power & Utilities9254312
Holdings [Line Items]
Percent of Total Investments	3.80%
C000253897 | India
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253897 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253897 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253897 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253897 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253897 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253897 | Spain
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253897 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253897 | United States
Holdings [Line Items]
Percent of Net Asset Value	33.00%